Details of Significant Accounts - Leasing arrangements, Lease liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Details of Significant Accounts
Lease liabilities	$ 874	$ 338
Less: current portion (shown as 'current lease liabilities')	(417)	(251)
Non-current lease liabilities	$ 457	$ 87